FINANCIAL RISK MANAGEMENT ACTIVITIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	$ 48	$ 48	$ 12	$ 25
Derivative financial liabilities	0	15	6
Borrowings	1,984	2,239	1,983	$ 1,909
Level 2
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	463	506	0
Level 2 | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	243	501	248
Level 2 | Gold zero-cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	15	0
Level 2 | Brent Crude oil forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0	6
Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	463	506	0
Level 2 | Recurring fair value measurement | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	243	501	248
Level 2 | Recurring fair value measurement | Gold zero-cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	15	0
Level 2 | Recurring fair value measurement | Brent Crude oil forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0	6
Level 1 | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,741	1,738	1,735
Level 1 | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	53	0	2
Level 1 | Recurring fair value measurement | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,631	1,567	1,578
Level 1 | Recurring fair value measurement | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	53	0	2
Gramalote
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	25
Gramalote | Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	25	22	0
Gramalote | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	25	22	0
Mponeng
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	23
Mponeng | Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	23	26	12
Mponeng | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	$ 23	$ 26	$ 12